SENIOR SECURED CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Impact Revision Changes in Policy

Below is a summary of the impact of the revision for the two quarters ended June 30 and September 30, 2022, respectively.
	QUARTER ENDING
	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised
Current maturities of long-term debt	$—	$—	$—
Notes payable	9,843	(692)	9,151
Carrying amount	$9,843	$(692)	$9,151
Additional paid-in capital	$21,825	$692	$22,517
	QUARTER ENDING
	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised
Current maturities of long-term debt	$4,999	$—	$4,999
Notes payable	5,000	(692)	4,308
Carrying amount	$9,999	$(692)	$9,307
Additional paid-in capital	$21,855	$692	$22,547